Revolving Credit Facility	6 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Revolving Credit Facility	Revolving Credit FacilityOn October 12, 2019, Endava entered into a new multicurrency revolving credit facility with HSBC Bank plc, as agent, and HSBC UK Bank plc, DNB (UK) Limited, Keybank National Association and Silicon Valley Bank as mandated lead arrangers, bookrunners and original lenders. The Multicurrency Revolving Credit Facility is an unsecured revolving credit facility in the amount of £200 million, and it replaced the prior £50 million secured facility with HSBC UK Bank Plc. £170 million of the Multicurrency Revolving Credit Facility has a maturity date falling October 2024 and £30 million of it has a maturity date falling October 2023. The Multicurrency Revolving Credit Facility also provides for uncommitted accordion options of up to an aggregate of £75 million in additional borrowing. The Multicurrency Revolving Credit Facility is intended to support Endava's future capital investments and development activities.